Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) biological_asset	Dec. 31, 2020 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	148	283
Notional amount	$ 54,639	$ 72,299
Fair Value Asset/ (Liability)	(455)	(12,833)
Loss/(Gain)	$ (834)	$ 11,616
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	6	52
Notional amount	$ 935	$ 6,027
Fair Value Asset/ (Liability)	157	(2,846)
Loss/(Gain)	$ 157	$ 2,846
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	55	32
Notional amount	$ 17,782	$ 7,242
Fair Value Asset/ (Liability)	(1,283)	(3,380)
Loss/(Gain)	$ (1,283)	$ 3,380
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset		(19)
Notional amount		$ (4,272)
Fair Value Asset/ (Liability)		151
Loss/(Gain)		$ (151)
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	87	217
Notional amount	$ 35,922	$ 63,025
Fair Value Asset/ (Liability)	671	(6,738)
Loss/(Gain)	$ 292	$ 5,538
Ethanol | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset		1
Notional amount		$ 277
Fair Value Asset/ (Liability)		(20)
Loss/(Gain)		$ 3